Summary of Significant Accounting Policies - Schedule of Balances and Amounts of VIEs and Subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2025 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 CNY (¥)	Feb. 28, 2025 USD ($)
ASSETS
Total current assets	¥ 296,978		¥ 322,579			$ 40,777
Total non-current assets	434,164		351,581			59,618
TOTAL ASSETS	731,142		674,160			100,395
LIABILITIES
Accounts payable	3,746					514
Accrued expenses and other current liabilities	71,888		66,040			9,871
Operating lease liabilities, current	7,895		1,183			1,084
Income tax payable	18,859		18,189			2,590
Deferred revenue	27,941		18,023			3,837
Total current liabilities	135,585		106,819			18,618
Operating lease liabilities, non-current	8,270		1,197			1,136
Long-term borrowings	82,134		40,000			11,278
Total non-current liabilities	90,404		41,197			12,414
TOTAL LIABILITIES	225,989		148,016			31,032
Total revenue	251,076	$ 34,476	125,445		¥ 34,216
Operating (loss) income	(15,739)	(2,160)	(9,270)		(35,665)
Net (loss) income	(627)	(85)	2,775		(33,488)
Net cash provided by operating activities	20,005	2,748	16,556		(25,493)
Net cash provided by (used in) investing activities	2,525	346	71,481		(96,702)
Net cash provided by (used in) financing activities	12,367	1,697	41,268		(838)
VIEs
ASSETS
Total current assets	76,108		73,140			10,450
Total non-current assets	169,436		18,699			23,265
TOTAL ASSETS	245,544		91,839			33,715
LIABILITIES
Accounts payable	3,746					514
Accrued expenses and other current liabilities	68,353		59,219			9,386
Operating lease liabilities, current	6,913		976			949
Income tax payable	15,966		15,286			2,192
Deferred revenue	27,931		17,892			3,835
Total current liabilities	126,719		95,280			17,399
Operating lease liabilities, non-current	7,683		992			1,055
Long-term borrowings	82,134					11,278
Total non-current liabilities	89,817		992			12,333
TOTAL LIABILITIES	216,536		96,272			29,732
Total revenue	250,528	34,400	124,568		33,381
Operating (loss) income	(12,245)	(1,681)	2,936		(12,688)
Net (loss) income	(13,745)		440	$ (1,887)	(11,077)
Net cash provided by operating activities	20,996	2,883	19,891		(73,927)
Net cash provided by (used in) investing activities	(56,747)	(7,792)	(2,270)		4,841
Net cash provided by (used in) financing activities	29,684	$ 4,076	(1,194)		¥ 44,640
Related Party | VIEs
LIABILITIES
Amount due to related parties	¥ 3,810		¥ 1,907			$ 523